Net sales (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Disclosure of Reconciliation From Gross Revenue from Contracts with Customers, to Net Revenue from Contracts with Customers

	06/30/2025	06/30/2024
Gross sales	30,029,696	25,593,875
Sales deductions
Returns and cancellations	(52,504)	(116,134)
Discounts and rebates	(4,027,995)	(3,409,573)
	25,949,197	22,068,168
Taxes on sales	(1,100,381)	(1,115,430)
Net sales	24,848,816	20,952,738